Summary Of Amortized Cost Of Mortgage Loans (Detail) - Mortgage loans, net of allowance [Member] - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Summary of the amortized cost of mortgage loans
Total amortized cost		$ 9,792	$ 8,422
Total valuation allowance	[1]	32	26
Mortgage loans, net of allowance		9,760	8,396
Non-specific reserves [Member]
Summary of the amortized cost of mortgage loans
Amortized cost		9,775	8,403
Non-specific reserves		28	23
Specific reserve [Member]
Summary of the amortized cost of mortgage loans
Amortized cost	[2]	17	19
Specific reserves		$ 4	$ 3

[1]	Changes in the valuation allowance are due to current period provisions and recoveries. These changes in the valuation allowance for the years ended December 31, 2016, 2015 and 2014 were immaterial.
[2]	Interest income recognized on mortgage loans with a specific reserve was immaterial for the years ended December 31, 2016, 2015 and 2014. The average recorded investment was $18 million, $14 million and $16 million for the years ended December 31, 2016, 2015 and 2014, respectively.